Hedge accounting	12 Months Ended
Dec. 31, 2017
Disclosure Hedge Accounting [Line Items]
Disclosure Of General Hedge Accounting Explanatory

Derivatives transacted for hedging purposes

The Group enters into derivative transactions for the purposes of hedging risks inherent in assets, liabilities and forecast transactions. The accounting treatment of hedge transactions varies according to the nature of the instrument hedged and whether the hedge qualifies as such for accounting purposes.

Derivative transactions that qualify and are designated as hedges for accounting purposes are described under the corresponding headings in this Note (fair value hedges, cash flow hedges and hedges of net investments in foreign operations).

The Group has also executed various hedging strategies utilizing derivatives for which hedge accounting has not been applied. These economic hedges include interest rate swaps and other interest rate derivatives (e.g., futures) for day-to-day economic interest rate risk management purposes. In addition, the Group has used equity futures, options and, to a lesser extent, swaps in a variety of equity trading strategies to offset underlying equity and equity volatility exposure. The Group has also entered into CDS that provide economic hedges for credit risk exposures (refer to “Credit derivatives” in this Note).

Fair value hedges: interest rate risk related to debt instruments

The Group’s fair value hedges principally consist of interest rate swaps that are used to protect against changes in the fair value of fixed-rate debt instruments, such as non-structured fixed-rate bonds, covered bonds and subordinated debt, due to movements in market interest rates. The fair values of outstanding interest rate derivatives designated as fair value hedges were assets of CHF 47 million and liabilities of CHF 2 million as of 31 December 2017 and assets of CHF 152 million and liabilities of CHF 1 million as of 31 December 2016.

Fair value hedges of interest rate risk
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Gains / (losses) on hedging instruments	(20)	140	554
Gains / (losses) on hedged items attributable to the hedged risk	1	(144)	(552)
Net gains / (losses) representing ineffective portions of fair value hedges	(19)	(4)	2

Fair value hedges: portfolio interest rate risk related to loans

The Group also applies fair value hedge accounting to mortgage loan portfolio interest rate risk. The change in fair value of the hedged items is recorded separately from the hedged item and is included within Other assets on the balance sheet. The fair values of outstanding interest rate derivatives designated for these hedges as of 31 December 2017 were liabilities of CHF 32 million (31 December 2016: liabilities of CHF 44 million).

Fair value hedges of portfolio interest rate risk
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Gains / (losses) on hedging instruments	(11)	(128)	(176)
Gains / (losses) on hedged items attributable to the hedged risk	4	116	147
Net gains / (losses) representing ineffective portions of fair value hedges	(7)	(12)	(29)

Cash flow hedges of forecast transactions

The Group is exposed to variability in future interest cash flows on non-trading financial assets and liabilities that bear interest at variable rates or are expected to be refinanced or reinvested in the future. The amounts and timing of future cash flows, representing both principal and interest flows, are projected on the basis of contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows across all portfolios over time form the basis for identifying the non-trading interest rate risk of the Group, which is hedged with interest rate swaps, the maximum maturity of which is 11 years. The table on the following page shows forecast principal balances on which expected interest cash flows arise as of 31 December 2017. Amounts shown represent, by time bucket, average assets and liabilities subject to forecast cash flows designated as hedged items in cash flow hedge accounting relationships.

As of 31 December 2017, the fair values of outstanding derivatives designated as cash flow hedges of forecast transactions were CHF 30 million assets and CHF 2 million liabilities (31 December 2016: CHF 68 million assets and CHF 5 million liabilities).

Other comprehensive income from cash flow hedges, net of tax was negative CHF 621 million, compared with negative CHF 666 million in 2016 and negative CHF 509 million in 2015. This result included the reclassification of a pre-tax net gain from Other comprehensive income to the income statement of CHF 826 million in 2017, compared with a pre-tax net gain of CHF 1,082 million in 2016 and a pre-tax net gain of CHF 1,182 million in 2015, partly offset by a pre-tax net fair value gain associated with the effective portion of derivative instruments designated as cash flow hedges recognized in comprehensive income of CHF 45 million in 2017, compared with a pre-tax net gain of CHF 246 million in 2016 and a pre-tax net gain of CHF 544 million in 2015.

As of 31 December 2017, the cumulative net gains associated with the effective portion of derivative instruments designated as cash flow hedges reported in Equity were CHF 351 million (31 December 2016: CHF 972 million).

In 2017, a gain of CHF 8 million was recognized in Net trading income due to hedge ineffectiveness, compared with a gain of CHF 11 million in 2016 and a gain of CHF 150 million in 2015.

Principal balances subject to cash flow forecasts
CHF billion	Within 1 year	1–3 years	3–5 years	5–10 years	Over 10 years
Assets	52	74	49	49	0
Liabilities	3	4	2	2	0
Net balance	50	70	47	47	0

Hedges of net investments in foreign operations

The Group applies hedge accounting for certain net investments in foreign operations. As of 31 December 2017, the positive replacement values and negative replacement values of foreign exchange (FX) derivatives (mainly FX swaps) designated as hedging instruments in net investment hedge accounting relationships were CHF 78 million and CHF 130 million, respectively (31 December 2016: positive replacement values of CHF 122 million and negative replacement values of CHF 79 million). As of 31 December 2017, the underlying hedged structural exposures in several currencies amounted to CHF 8.2 billion (31 December 2016: CHF 7.5 billion).

Hedges of structural FX exposures in currencies other than the US dollar may be comprised of two jointly designated derivatives as the foreign currency risk may be hedged against the US dollar first and then converted into Swiss francs, the presentation currency of the Group, as part of a separate FX derivative transaction. The aggregated notional amount of designated hedging derivatives as of 31 December 2017 was CHF 13 billion in total (31 December 2016: CHF 12.5 billion), including CHF 8.1 billion notional values related to US dollar versus Swiss franc swaps and CHF 5.0 billion notional values related to derivatives hedging foreign currencies (other than the US dollar) versus the US dollar. The effective portion of gains and losses of these FX swaps is transferred directly to OCI to offset foreign currency translation (FCT) gains and losses on the net investments in foreign branches and subsidiaries. As such, these FX swaps hedge the structural FX exposure resulting in the accumulation of FCT on the level of individual foreign branches and subsidiaries and hence on the total FCT OCI of the Group.

UBS designates certain non-derivative foreign currency financial assets and liabilities of foreign branches or subsidiaries as hedging instruments in net investment hedge accounting arrangements. The FX translation difference recorded in FCT OCI of the non-derivative hedging instrument of one foreign entity offsets the structural FX exposure of another foreign entity. Therefore, the aggregated FCT OCI of the Group is unchanged from this hedge designation. As of 31 December 2017, the nominal amount of non-derivative financial assets and liabilities designated as hedging instruments in such net investment hedges was CHF 1.4 billion and CHF 1.4 billion, respectively (31 December 2016: CHF 1.5 billion non-derivative financial assets and CHF 1.5 billion non-derivative financial liabilities).

Ineffectiveness of hedges of net investments in foreign operations was not material in 2017, 2016 and 2015.

Undiscounted cash flows

The table below provides undiscounted cash flow information for derivative instruments designated in hedge accounting relationships.

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
CHF billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows	0	8	4	0	0	0	12
Cash outflows	0	8	4	0	0	0	12
Net cash flows	0	0	0	0	0	0	0
1 Undiscounted cash inflows and cash outflows of interest rate swaps as of 31 December 2017 were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

UBS AG
Disclosure Hedge Accounting [Line Items]
Disclosure Of General Hedge Accounting Explanatory

Derivatives transacted for hedging purposes

The Group enters into derivative transactions for the purposes of hedging risks inherent in assets, liabilities and forecast transactions. The accounting treatment of hedge transactions varies according to the nature of the instrument hedged and whether the hedge qualifies as such for accounting purposes.

Derivative transactions that qualify and are designated as hedges for accounting purposes are described under the corresponding headings in this Note (fair value hedges, cash flow hedges and hedges of net investments in foreign operations).

The Group has also executed various hedging strategies utilizing derivatives for which hedge accounting has not been applied. These economic hedges include interest rate swaps and other interest rate derivatives (e.g., futures) for day-to-day economic interest rate risk management purposes. In addition, the Group has used equity futures, options and, to a lesser extent, swaps in a variety of equity trading strategies to offset underlying equity and equity volatility exposure. The Group has also entered into CDS that provide economic hedges for credit risk exposures (refer to “Credit derivatives” in this Note).

Fair value hedges: interest rate risk related to debt instruments

The Group’s fair value hedges principally consist of interest rate swaps that are used to protect against changes in the fair value of fixed-rate debt instruments, such as non-structured fixed-rate bonds, covered bonds and subordinated debt, due to movements in market interest rates. The fair values of outstanding interest rate derivatives designated as fair value hedges were assets of CHF 47 million and liabilities of CHF 2 million as of 31 December 2017 and assets of CHF 152 million and liabilities of CHF 1 million as of 31 December 2016.

Fair value hedges of interest rate risk
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Gains / (losses) on hedging instruments	(20)	140	554
Gains / (losses) on hedged items attributable to the hedged risk	1	(144)	(552)
Net gains / (losses) representing ineffective portions of fair value hedges	(19)	(4)	2

Fair value hedges: portfolio interest rate risk related to loans

The Group also applies fair value hedge accounting to mortgage loan portfolio interest rate risk. The change in fair value of the hedged items is recorded separately from the hedged item and is included within Other assets on the balance sheet. The fair values of outstanding interest rate derivatives designated for these hedges as of 31 December 2017 were liabilities of CHF 32 million (31 December 2016: liabilities of CHF 44 million).

Fair value hedges of portfolio interest rate risk
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Gains / (losses) on hedging instruments	(11)	(128)	(176)
Gains / (losses) on hedged items attributable to the hedged risk	4	116	147
Net gains / (losses) representing ineffective portions of fair value hedges	(7)	(12)	(29)

Cash flow hedges of forecast transactions

UBS AG is exposed to variability in future interest cash flows on non-trading financial assets and liabilities that bear interest at variable rates or are expected to be refinanced or reinvested in the future. The amounts and timing of future cash flows, representing both principal and interest flows, are projected on the basis of contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows across all portfolios over time form the basis for identifying the non-trading interest rate risk of UBS AG, which is hedged with interest rate swaps, the maximum maturity of which is 11 years. The table on the following page shows forecast principal balances on which expected interest cash flows arise as of 31 December 2017. Amounts shown represent, by time bucket, average assets and liabilities subject to forecast cash flows designated as hedged items in cash flow hedge accounting relationships.

As of 31 December 2017, the fair values of outstanding derivatives designated as cash flow hedges of forecast transactions were CHF 30 million assets and CHF 2 million liabilities (31 December 2016: CHF 68 million assets and CHF 5 million liabilities).

Other comprehensive income from cash flow hedges, net of tax was negative CHF 621 million, compared with negative CHF 666 million in 2016 and negative CHF 518 million in 2015. This result included the reclassification of a pre-tax net gain from Other comprehensive income to the income statement of CHF 826 million in 2017, compared with a pre-tax net gain of CHF 1,082 million in 2016 and a pre-tax net gain of CHF 1,199 million in 2015, partly offset by a pre-tax net fair value gain associated with the effective portion of derivative instruments designated as cash flow hedges recognized in comprehensive income of CHF 45 million in 2017, compared with a pre-tax net gain of CHF 246 million in 2016 and a pre-tax net gain of CHF 550 million in 2015.

As of 31 December 2017, the cumulative net gains associated with the effective portion of derivative instruments designated as cash flow hedges reported in Equity were CHF 351 million (31 December 2016: CHF 972 million).

In 2017, a gain of CHF 8 million was recognized in Net trading income due to hedge ineffectiveness, compared with a gain of CHF 11 million in 2016 and a gain of CHF 150 million in 2015.

Principal balances subject to cash flow forecasts
CHF billion	Within 1 year	1–3 years	3–5 years	5–10 years	Over 10 years
Assets	52	74	49	49	0
Liabilities	3	4	2	2	0
Net balance	50	70	47	47	0

Hedges of net investments in foreign operations

The Group applies hedge accounting for certain net investments in foreign operations. As of 31 December 2017, the positive replacement values and negative replacement values of foreign exchange (FX) derivatives (mainly FX swaps) designated as hedging instruments in net investment hedge accounting relationships were CHF 78 million and CHF 130 million, respectively (31 December 2016: positive replacement values of CHF 122 million and negative replacement values of CHF 79 million). As of 31 December 2017, the underlying hedged structural exposures in several currencies amounted to CHF 8.2 billion (31 December 2016: CHF 7.5 billion).

Hedges of structural FX exposures in currencies other than the US dollar may be comprised of two jointly designated derivatives as the foreign currency risk may be hedged against the US dollar first and then converted into Swiss francs, the presentation currency of the Group, as part of a separate FX derivative transaction. The aggregated notional amount of designated hedging derivatives as of 31 December 2017 was CHF 13 billion in total (31 December 2016: CHF 12.5 billion), including CHF 8.1 billion notional values related to US dollar versus Swiss franc swaps and CHF 5.0 billion notional values related to derivatives hedging foreign currencies (other than the US dollar) versus the US dollar. The effective portion of gains and losses of these FX swaps is transferred directly to OCI to offset foreign currency translation (FCT) gains and losses on the net investments in foreign branches and subsidiaries. As such, these FX swaps hedge the structural FX exposure resulting in the accumulation of FCT on the level of individual foreign branches and subsidiaries and hence on the total FCT OCI of the Group.

UBS designates certain non-derivative foreign currency financial assets and liabilities of foreign branches or subsidiaries as hedging instruments in net investment hedge accounting arrangements. The FX translation difference recorded in FCT OCI of the non-derivative hedging instrument of one foreign entity offsets the structural FX exposure of another foreign entity. Therefore, the aggregated FCT OCI of the Group is unchanged from this hedge designation. As of 31 December 2017, the nominal amount of non-derivative financial assets and liabilities designated as hedging instruments in such net investment hedges was CHF 1.4 billion and CHF 1.4 billion, respectively (31 December 2016: CHF 1.5 billion non-derivative financial assets and CHF 1.5 billion non-derivative financial liabilities).

Ineffectiveness of hedges of net investments in foreign operations was not material in 2017, 2016 and 2015.

Undiscounted cash flows

The table below provides undiscounted cash flow information for derivative instruments designated in hedge accounting relationships.

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
CHF billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows	0	8	4	0	0	0	12
Cash outflows	0	8	4	0	0	0	12
Net cash flows	0	0	0	0	0	0	0
1 Undiscounted cash inflows and cash outflows of interest rate swaps as of 31 December 2017 were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.